BETTER 10K - OTHER LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities
Other liabilities consisted of the following:

	As of December 31,
(Amounts in thousands)	2022	2021
Deferred Revenue	30,205	50,010
Loan Repurchase Reserve	26,745	17,540
Other Liabilities	2,982	8,608
Total other liabilities	$59,933	$76,158